UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	03-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2017

Zero Coupon 2020 Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended March 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered U.S. Treasury Market Volatility

Donald Trump’s victory in the 2016 U.S. presidential election—and his aggressive pro-growth agenda—triggered “Trump Trade”/risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds. The Trump Trade also drove U.S. government bond yields higher, resulting in declines for indices such as the Bloomberg Barclays U.S. Treasury Bond Index (-3.19%). Zero-coupon securities, which are more price-sensitive to changes in interest rates than coupon-paying securities, experienced even more volatility, particularly those with maturities of five years or longer. Interest rate changes from September 30, 2016 to March 31, 2017 were significant—the two-year U.S. Treasury note yield rose from 0.76% to 1.26%, and the 10-year U.S. Treasury note yield rose from 1.60% to 2.39%. This represented a shift upward and steepening of the U.S. Treasury yield curve. Longer-maturity yields rose more than shorter-maturity yields, reflecting investor expectations for stronger economic growth and higher inflation because of the Trump administration’s proposed fiscal policies.

Most of the yield increases occurred in November 2016, after President Trump’s victory. After that, long-maturity U.S. bond yields were relatively range-bound from December 2016 through March 2017 as inflation fears moderated and economic growth estimates fell. This was due in part to increasing indications of higher implementation hurdles to Trump administration policy proposals. But risks of higher interest rates and lower bond prices remain. The Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation and continuing geopolitical risks, could trigger more bouts of U.S. bond market volatility. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MARCH 31, 2017
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	1.32%
Weighted Average Maturity Date	10/16/20
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$108.16
(1) See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	47.2%
REFCORP STRIPS	42.6%
Other Treasuries	0.7%
Total Treasuries and Equivalents	90.5%
Government Agency STRIPS	5.2%
Other Government Agencies	4.2%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	(0.1)%

Share Price vs. Anticipated Value at Maturity (Investor Class)

Actual Share Price (Historical) — $103.22

Anticipated Value at Maturity (Estimated Share Price) — $108.16

The top line in the graph represents the class’s AVM, which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period(1) 10/1/16 - 3/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$981.20	$2.72	0.55%
Advisor Class	$1,000	$980.00	$3.95	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MARCH 31, 2017 (UNAUDITED)

	Principal Amount/Shares	Value
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 90.5%
Federal Judiciary, 0.00%, 2/15/19	$306,000	$293,384
Federal Judiciary, 0.00%, 8/15/19	339,000	320,165
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,788,000	6,538,582
AID (Israel), 0.00%, 5/15/20	396,000	370,650
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	18,348,000	17,268,606
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	24,615,360
Federal Judiciary, 0.00%, 8/15/20	115,000	104,474
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	11,000,000	10,296,473
STRIPS - COUPON, 0.00%, 11/15/20	72,700,000	68,251,705
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	12,547,527
Federal Judiciary, 0.00%, 2/15/21	110,000	98,111
STRIPS - COUPON, 0.00%, 2/15/21	9,700,000	9,038,838
STRIPS - COUPON, 0.00%, 5/15/21	2,000,000	1,851,142
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $138,173,277)		151,595,017
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 9.4%
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	10,631
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	8,595
FNMA STRIPS - COUPON, 0.00%, 7/15/20	3,911,000	3,658,486
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	7,027,179
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	5,102,225
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,978,013)		15,807,116
TEMPORARY CASH INVESTMENTS — 0.2%
Federal Home Loan Bank Discount Notes, 0.46%, 4/3/17(2)	290,000	290,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	189	189
TOTAL TEMPORARY CASH INVESTMENTS (Cost $290,182)		290,189
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $152,441,472)		167,692,322
OTHER ASSETS AND LIABILITIES — (0.1)%		(144,439)
TOTAL NET ASSETS — 100.0%		$167,547,883

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $152,441,472)	$167,692,322
Receivable for capital shares sold	42,995
167,735,317

Liabilities
Payable for capital shares redeemed	108,883
Accrued management fees	77,271
Distribution and service fees payable	1,280
187,434

Net Assets	$167,547,883

Net Assets Consist of:
Capital paid in	$151,490,987
Undistributed net investment income	1,481,889
Accumulated net realized loss	(675,843)
Net unrealized appreciation	15,250,850
$167,547,883

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$161,531,859	1,564,879	$103.22
Advisor Class	$6,016,024	60,980	$98.66

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,492,806

Expenses:
Management fees	489,104
Distribution and service fees	7,820
Trustees' fees and expenses	5,247
Other expenses	36
502,207

Net investment income (loss)	2,990,599

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(335,344)
Change in net unrealized appreciation (depreciation) on investments	(6,441,880)

Net realized and unrealized gain (loss)	(6,777,224)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,786,625)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2016
Increase (Decrease) in Net Assets	March 31, 2017	September 30, 2016
Operations
Net investment income (loss)	$2,990,599	$6,461,346
Net realized gain (loss)	(335,344)	6,663,032
Change in net unrealized appreciation (depreciation)	(6,441,880)	(6,501,305)
Net increase (decrease) in net assets resulting from operations	(3,786,625)	6,623,073

Distributions to Shareholders
From net investment income:
Investor Class	(5,374,843)	(6,274,529)
Advisor Class	(183,456)	(170,116)
From net realized gains:
Investor Class	(5,405,667)	(4,122,409)
Advisor Class	(200,885)	(121,687)
Decrease in net assets from distributions	(11,164,851)	(10,688,741)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,261,711)	4,066,815

Net increase (decrease) in net assets	(28,213,187)	1,147

Net Assets
Beginning of period	195,761,070	195,759,923
End of period	$167,547,883	$195,761,070

Undistributed net investment income	$1,481,889	$4,049,589

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2017 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2020 Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, American Century Investment Management, Inc. (ACIM), the trust’s distributor, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended March 31, 2017 was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2017 were $3,809,530 and $27,503,781, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2017		Year ended September 30, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	131,755	$13,677,163	835,711	$85,837,285
Issued in reinvestment of distributions	107,171	10,351,652	105,505	10,106,290
Redeemed	(365,535)	(37,718,739)	(890,681)	(92,059,702)
Reverse share split	(111,382)	—	(108,393)	—
	(237,991)	(13,689,924)	(57,858)	3,883,873
Advisor Class
Sold	17,906	1,760,353	11,520	1,141,626
Issued in reinvestment of distributions	4,128	381,318	3,172	291,445
Redeemed	(17,424)	(1,713,458)	(12,589)	(1,250,129)
Reverse share split	(4,159)	—	(3,175)	—
	451	428,213	(1,072)	182,942
Net increase (decrease)	(237,540)	$(13,261,711)	(58,930)	$4,066,815

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$151,595,017	—
Zero-Coupon U.S. Government Agency Securities	—	15,807,116	—
Temporary Cash Investments	$189	290,000	—
	$189	$167,692,133	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$152,758,864
Gross tax appreciation of investments	$15,102,095
Gross tax depreciation of investments	(168,637)
Net tax appreciation (depreciation) of investments	$14,933,458

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$105.20	1.71	(3.69)	(1.98)	(3.16)	(3.17)	(6.33)	6.33	$103.22	(1.88)%	0.55%(4)	3.32%(4)	2%	$161,532
2016	$101.97	3.18	0.05	3.23	(3.10)	(2.03)	(5.13)	5.13	$105.20	3.17%	0.56%	3.08%	43%	$189,667
2015	$97.29	3.65	1.03	4.68	(3.40)	(2.75)	(6.15)	6.15	$101.97	4.81%	0.55%	3.64%	39%	$189,734
2014	$95.27	3.45	(1.43)	2.02	(3.47)	(4.15)	(7.62)	7.62	$97.29	2.12%	0.55%	3.60%	40%	$228,528
2013	$99.51	3.32	(7.56)	(4.24)	(3.29)	(0.82)	(4.11)	4.11	$95.27	(4.27)%	0.55%	3.39%	33%	$228,768
2012	$93.56	2.96	2.99	5.95	(2.73)	(0.04)	(2.77)	2.77	$99.51	6.37%	0.55%	3.10%	47%	$298,694
Advisor Class
2017(3)	$100.68	1.52	(3.54)	(2.02)	(2.90)	(3.17)	(6.07)	6.07	$98.66	(2.00)%	0.80%(4)	3.07%(4)	2%	$6,016
2016	$97.83	2.80	0.05	2.85	(2.84)	(2.03)	(4.87)	4.87	$100.68	2.90%	0.81%	2.83%	43%	$6,094
2015	$93.57	3.28	0.98	4.26	(3.15)	(2.75)	(5.90)	5.90	$97.83	4.56%	0.80%	3.39%	39%	$6,026
2014	$91.86	3.10	(1.39)	1.71	(3.24)	(4.15)	(7.39)	7.39	$93.57	1.86%	0.80%	3.35%	40%	$6,498
2013	$96.19	2.97	(7.30)	(4.33)	(3.04)	(0.82)	(3.86)	3.86	$91.86	(4.50)%	0.80%	3.14%	33%	$7,697
2012	$90.66	2.63	2.90	5.53	(2.49)	(0.04)	(2.53)	2.53	$96.19	6.10%	0.80%	2.85%	47%	$10,934

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended March 31, 2017 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Target Maturities Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92288 1705

Semiannual Report

March 31, 2017

Zero Coupon 2025 Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended March 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered U.S. Treasury Market Volatility

Donald Trump’s victory in the 2016 U.S. presidential election—and his aggressive pro-growth agenda—triggered “Trump Trade”/risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds. The Trump Trade also drove U.S. government bond yields higher, resulting in declines for indices such as the Bloomberg Barclays U.S. Treasury Bond Index (-3.19%). Zero-coupon securities, which are more price-sensitive to changes in interest rates than coupon-paying securities, experienced even more volatility, particularly those with maturities of five years or longer. Interest rate changes from September 30, 2016 to March 31, 2017 were significant—the two-year U.S. Treasury note yield rose from 0.76% to 1.26%, and the 10-year U.S. Treasury note yield rose from 1.60% to 2.39%. This represented a shift upward and steepening of the U.S. Treasury yield curve. Longer-maturity yields rose more than shorter-maturity yields, reflecting investor expectations for stronger economic growth and higher inflation because of the Trump administration’s proposed fiscal policies.

Most of the yield increases occurred in November 2016, after President Trump’s victory. After that, long-maturity U.S. bond yields were relatively range-bound from December 2016 through March 2017 as inflation fears moderated and economic growth estimates fell. This was due in part to increasing indications of higher implementation hurdles to Trump administration policy proposals. But risks of higher interest rates and lower bond prices remain. The Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation and continuing geopolitical risks, could trigger more bouts of U.S. bond market volatility. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

MARCH 31, 2017
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	2.22%
Weighted Average Maturity Date	9/30/25
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$116.28
(1) See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
REFCORP STRIPS	58.2%
Treasury STRIPS	29.3%
Total Treasuries and Equivalents	87.5%
Government Agency STRIPS	12.4%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	(0.2)%

Share Price vs. Anticipated Value at Maturity (Investor Class)

Actual Share Price (Historical) — $96.35

Anticipated Value at Maturity (Estimated Share Price) — $116.28

The top line in the graph represents the class’s AVM, which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period(1) 10/1/16 - 3/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$945.30	$2.67	0.55%
Advisor Class	$1,000	$944.20	$3.88	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

MARCH 31, 2017 (UNAUDITED)

	Principal Amount	Value
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 87.5%
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	$385,000	$322,908
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	18,514,672
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	18,013,000	14,655,521
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	3,461,550
STRIPS - COUPON, 0.00%, 11/15/25	49,500,000	39,971,745
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	17,500,000	13,612,655
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	25,000,000	19,236,875
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	13,000,000	9,733,490
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $95,387,654)		119,509,416
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 12.4%
FNMA STRIPS - COUPON, MTN, 0.00%, 4/8/24	10,000	8,108
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	814,312
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	34,516
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	197,527
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	2,000,000	1,583,050
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,407,147
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	8,807,000	6,726,246
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	887,523
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	4,617,282
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	645,522
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,264,880)		16,921,233
TEMPORARY CASH INVESTMENTS — 0.3%
Federal Home Loan Bank Discount Notes, 0.46%, 4/3/17(2) (Cost $444,989)	445,000	445,000
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $110,097,523)		136,875,649
OTHER ASSETS AND LIABILITIES — (0.2)%		(336,586)
TOTAL NET ASSETS — 100.0%		$136,539,063

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

MARCH 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $110,097,523)	$136,875,649
Receivable for capital shares sold	21,427
136,897,076

Liabilities
Disbursements in excess of demand deposit cash	6,922
Payable for capital shares redeemed	286,641
Accrued management fees	64,075
Distribution and service fees payable	375
358,013

Net Assets	$136,539,063

Net Assets Consist of:
Capital paid in	$109,993,617
Undistributed net investment income	1,287,856
Accumulated net realized loss	(1,520,536)
Net unrealized appreciation	26,778,126
$136,539,063

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$134,571,262	1,396,667	$96.35
Advisor Class	$1,967,801	21,395	$91.97

See Notes to Financial Statements.

7

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,237,829

Expenses:
Management fees	454,317
Distribution and service fees	2,502
Trustees' fees and expenses	4,979
Other expenses	640
462,438

Net investment income (loss)	2,775,391

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	327,126
Change in net unrealized appreciation (depreciation) on investments	(14,600,560)

Net realized and unrealized gain (loss)	(14,273,434)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,498,043)

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2017 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2016
Increase (Decrease) in Net Assets	March 31, 2017	September 30, 2016
Operations
Net investment income (loss)	$2,775,391	$5,810,905
Net realized gain (loss)	327,126	(1,133,818)
Change in net unrealized appreciation (depreciation)	(14,600,560)	6,709,182
Net increase (decrease) in net assets resulting from operations	(11,498,043)	11,386,269

Distributions to Shareholders
From net investment income:
Investor Class	(5,693,162)	(5,028,307)
Advisor Class	(60,811)	(67,119)
From net realized gains:
Investor Class	—	(546,209)
Advisor Class	—	(8,048)
Decrease in net assets from distributions	(5,753,973)	(5,649,683)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(56,221,055)	9,870,205

Net increase (decrease) in net assets	(73,473,071)	15,606,791

Net Assets
Beginning of period	210,012,134	194,405,343
End of period	$136,539,063	$210,012,134

Undistributed net investment income	$1,287,856	$4,266,438

See Notes to Financial Statements.

9

Notes to Financial Statements

MARCH 31, 2017 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2025 Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

10

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, American Century Investment Management, Inc. (ACIM), the trust’s distributor, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended March 31, 2017 was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the

11

investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2017 were $6,570,164 and $68,234,976, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2017		Year ended September 30, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	181,251	$17,565,539	1,569,529	$154,649,428
Issued in reinvestment of distributions	60,730	5,586,523	60,199	5,482,276
Redeemed	(814,407)	(78,534,766)	(1,547,876)	(150,397,415)
Reverse share split	(61,849)	—	(61,185)	—
	(634,275)	(55,382,704)	20,667	9,734,289
Advisor Class
Sold	4,760	436,574	105,965	9,943,225
Issued in reinvestment of distributions	677	59,602	849	74,134
Redeemed	(14,301)	(1,334,527)	(103,203)	(9,881,443)
Reverse share split	(691)	—	(860)	—
	(9,555)	(838,351)	2,751	135,916
Net increase (decrease)	(643,830)	$(56,221,055)	23,418	$9,870,205

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

12

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$110,609,340
Gross tax appreciation of investments	$26,610,687
Gross tax depreciation of investments	(344,378)
Net tax appreciation (depreciation) of investments	$26,266,309

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of September 30, 2016, the fund had accumulated short-term capital losses of $(866,022), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

13

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$101.92	1.60	(7.17)	(5.57)	(3.25)	—	(3.25)	3.25	$96.35	(5.47)%	0.55%(4)	3.31%(4)	4%	$134,571
2016	$95.42	2.82	3.68	6.50	(2.49)	(0.27)	(2.76)	2.76	$101.92	6.82%	0.56%	2.87%	55%	$206,997
2015	$88.86	2.88	3.68	6.56	(2.29)	—	(2.29)	2.29	$95.42	7.38%	0.55%	3.08%	33%	$191,827
2014	$82.55	2.90	3.41	6.31	(3.25)	(6.09)	(9.34)	9.34	$88.86	7.65%	0.55%	3.41%	24%	$148,183
2013	$89.64	2.62	(9.71)	(7.09)	(2.44)	(3.44)	(5.88)	5.88	$82.55	(7.91)%	0.55%	3.01%	66%	$131,127
2012	$83.79	2.59	3.26	5.85	(2.67)	(0.40)	(3.07)	3.07	$89.64	6.98%	0.55%	3.03%	73%	$218,472
Advisor Class
2017(3)	$97.41	1.40	(6.84)	(5.44)	(3.01)	—	(3.01)	3.01	$91.97	(5.58)%	0.80%(4)	3.06%(4)	4%	$1,968
2016	$91.43	2.49	3.49	5.98	(2.26)	(0.27)	(2.53)	2.53	$97.41	6.54%	0.81%	2.62%	55%	$3,015
2015	$85.35	2.55	3.53	6.08	(2.06)	—	(2.06)	2.06	$91.43	7.12%	0.80%	2.83%	33%	$2,578
2014	$79.49	2.57	3.29	5.86	(3.05)	(6.09)	(9.14)	9.14	$85.35	7.37%	0.80%	3.16%	24%	$2,667
2013	$86.54	2.33	(9.38)	(7.05)	(2.21)	(3.44)	(5.65)	5.65	$79.49	(8.15)%	0.80%	2.76%	66%	$6,131
2012	$81.10	2.32	3.12	5.44	(2.46)	(0.40)	(2.86)	2.86	$86.54	6.72%	0.80%	2.78%	73%	$8,658

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended March 31, 2017 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Target Maturities Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92289 1705

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2017